Quarterly Holdings Report
for
Fidelity® SAI Low Duration Income Fund
May 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT3-0723
1.9899560.102
Nonconvertible Bonds - 51.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 0.9% 3/25/24	20,000,000	19,299,026
NTT Finance Corp. 0.583% 3/1/24 (b)	3,719,000	3,586,882
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.4157% 3/22/24 (c)(d)	6,019,000	6,014,162
		28,900,070
Media - 0.4%
Discovery Communications LLC 3.8% 3/13/24	2,000,000	1,974,528
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.668% 3/15/24 (c)(d)	10,341,000	10,378,863
3.428% 3/15/24	12,200,000	11,942,609
		24,296,000
TOTAL COMMUNICATION SERVICES		53,196,070
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 3.8%
American Honda Finance Corp. 3.55% 1/12/24	5,000,000	4,940,445
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4683% 4/1/24 (b)(c)(d)	23,993,000	24,036,296
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.7783% 4/1/25 (b)(c)(d)	13,000,000	13,054,658
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	16,000,000	15,440,536
3.65% 2/22/24 (b)	6,401,000	6,312,231
5.5% 11/27/24 (b)	18,800,000	18,860,713
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.2453% 4/7/25 (c)(d)	13,000,000	12,976,906
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.5807% 10/15/24 (c)(d)	13,310,000	13,207,630
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6246% 3/8/24 (c)(d)	12,606,000	12,551,780
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (c)(d)	8,000,000	8,009,458
1.05% 3/8/24	15,000,000	14,504,779
1.2% 10/15/24	12,700,000	11,949,148
1.7% 8/18/23	10,000,000	9,916,487
3.95% 4/13/24	8,000,000	7,873,763
4.15% 6/19/23	9,338,000	9,335,066
5.1% 1/17/24	7,000,000	6,973,504
Toyota Motor Corp. 0.681% 3/25/24	8,000,000	7,693,024
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.7994% 6/7/24 (b)(c)(d)	13,000,000	13,032,052
0.875% 11/22/23 (b)	10,000,000	9,775,408
4.25% 11/13/23 (b)	12,000,000	11,909,272
		232,353,156
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	19,000,000	18,148,420
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.4798% 2/14/24 (c)(d)	11,071,000	11,071,221
TOTAL CONSUMER DISCRETIONARY		261,572,797
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	16,500,000	15,892,475
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc. 0.8% 2/10/24 (b)	7,898,000	7,616,538
Dollar General Corp. 4.25% 9/20/24	21,487,000	21,194,541
		28,811,079
Personal Care Products - 0.2%
Kenvue, Inc. 5.5% 3/22/25 (b)	13,500,000	13,628,364
Tobacco - 1.0%
Altria Group, Inc.:
3.8% 2/14/24	2,000,000	1,976,284
4% 1/31/24	7,000,000	6,920,418
BAT Capital Corp. 3.222% 8/15/24	15,000,000	14,559,184
Philip Morris International, Inc.:
2.875% 5/1/24	11,814,000	11,531,653
3.6% 11/15/23	9,000,000	8,926,738
5.125% 11/15/24	12,200,000	12,206,644
Reynolds American, Inc. 4.85% 9/15/23	2,500,000	2,492,456
		58,613,377
TOTAL CONSUMER STAPLES		116,945,295
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	9,196,000	8,998,060
Oil, Gas & Consumable Fuels - 1.5%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.6896% 2/16/24 (c)(d)	14,987,000	14,962,751
5.969% 3/8/26	11,900,000	11,947,417
Energy Transfer LP 4.9% 2/1/24	7,250,000	7,181,363
Equinor ASA 2.65% 1/15/24	20,000,000	19,675,188
Kinder Morgan Energy Partners LP:
4.15% 2/1/24	2,000,000	1,977,042
4.3% 5/1/24	2,000,000	1,972,715
Phillips 66 Co. 0.9% 2/15/24	8,000,000	7,738,856
Shell International Finance BV 3.5% 11/13/23	5,000,000	4,963,168
Spectra Energy Partners LP 4.75% 3/15/24	5,000,000	4,955,480
The Williams Companies, Inc.:
3.9% 1/15/25	6,000,000	5,853,541
4.3% 3/4/24	4,000,000	3,956,774
TransCanada PipeLines Ltd. 1% 10/12/24	6,300,000	5,914,798
		91,099,093
TOTAL ENERGY		100,097,153
FINANCIALS - 34.6%
Banks - 22.3%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.7251% 2/4/25 (c)(d)	18,000,000	17,948,676
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.6946% 4/22/25 (c)(d)	17,950,000	17,837,889
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.0816% 4/25/25 (c)(d)	18,000,000	18,054,796
0.523% 6/14/24 (c)	12,000,000	11,974,945
0.81% 10/24/24 (c)	15,000,000	14,701,800
0.981% 9/25/25 (c)	12,700,000	11,902,334
3.841% 4/25/25 (c)	15,000,000	14,743,830
4.125% 1/22/24	12,000,000	11,882,684
4.2% 8/26/24	10,000,000	9,836,049
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.153% 9/15/23 (c)(d)	13,800,000	13,793,870
3.3% 2/5/24	12,000,000	11,806,356
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.4057% 4/15/24 (c)(d)	15,000,000	14,973,900
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 5.438% 9/15/23 (c)(d)	10,963,000	10,969,578
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.1481% 9/15/23 (c)(d)	17,000,000	16,988,820
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3903% 7/31/24 (c)(d)	17,300,000	17,246,496
0.55% 9/15/23	10,000,000	9,852,442
Barclays PLC 1.007% 12/10/24 (c)	5,000,000	4,844,704
BB&T Corp. 3.75% 12/6/23	5,500,000	5,437,149
BPCE SA:
3 month U.S. LIBOR + 1.240% 6.3937% 9/12/23 (b)(c)(d)	4,800,000	4,807,149
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.528% 1/14/25 (b)(c)(d)	9,396,000	9,333,537
2.375% 1/14/25 (b)	7,962,000	7,500,037
4% 9/12/23 (b)	5,509,000	5,473,853
4% 4/15/24	12,200,000	12,020,028
5.7% 10/22/23 (b)	6,000,000	5,960,940
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.2556% 6/22/23 (c)(d)	14,351,000	14,352,579
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.8854% 4/7/25 (c)(d)	18,000,000	18,026,266
0.5% 12/14/23	3,000,000	2,919,597
3.1% 4/2/24	2,000,000	1,960,451
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	17,000,000	17,000,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.6811% 1/25/26 (c)(d)	17,500,000	17,328,359
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.4333% 5/24/25 (c)(d)	16,000,000	16,071,920
0.981% 5/1/25 (c)	19,400,000	18,506,134
3.352% 4/24/25 (c)	18,000,000	17,592,582
Credit Agricole SA 3.875% 4/15/24 (b)	9,100,000	8,952,685
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	17,745,000	17,328,189
3.875% 9/12/23 (b)	5,000,000	4,963,945
6.466% 1/9/26 (b)(c)	14,604,000	14,622,128
Discover Bank 4.2% 8/8/23	20,000,000	19,922,400
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.761% 3/28/25 (b)(c)(d)	13,000,000	12,939,065
2.968% 3/28/25 (b)(c)	13,050,000	12,733,623
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.4895% 5/21/24 (b)(c)(d)	12,811,000	12,766,810
Fifth Third Bancorp 3.65% 1/25/24	23,740,000	23,256,752
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.6376% 11/22/24 (c)(d)	13,000,000	12,862,382
1.162% 11/22/24 (c)	5,000,000	4,877,246
2.633% 11/7/25 (c)	12,500,000	11,902,203
3.803% 3/11/25 (c)	10,000,000	9,813,193
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.2496% 5/16/25 (c)(d)	18,000,000	17,168,618
5.699% 11/18/25 (c)	16,200,000	15,365,700
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.3644% 6/1/25 (c)(d)	18,475,000	18,358,977
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.979% 2/24/26 (c)(d)	15,958,000	15,971,213
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.8475% 6/14/25 (c)(d)	17,000,000	17,029,780
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.3202% 4/26/26 (c)(d)	14,956,000	15,084,023
0.824% 6/1/25 (c)	15,000,000	14,250,573
0.969% 6/23/25 (c)	12,600,000	11,981,970
1.561% 12/10/25 (c)	9,000,000	8,442,460
3.22% 3/1/25 (c)	19,000,000	18,635,920
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.1975% 6/14/24 (c)(d)	26,050,000	25,161,393
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2783% 1/3/24 (c)(d)	15,000,000	14,685,450
Lloyds Banking Group PLC:
3.9% 3/12/24	17,800,000	17,514,642
4.05% 8/16/23	20,000,000	19,923,811
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.9481% 7/26/23 (c)(d)	4,700,000	4,683,501
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.1281% 7/26/23 (c)(d)	15,300,000	15,309,647
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.2308% 9/12/25 (c)(d)	12,955,000	13,008,683
2.801% 7/18/24	12,300,000	11,910,141
4.788% 7/18/25 (c)	10,000,000	9,893,579
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.014% 5/22/26 (c)(d)	21,000,000	20,840,820
3.922% 9/11/24 (c)	21,400,000	21,253,574
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.5905% 8/12/24 (b)(c)(d)	19,209,000	19,093,612
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.3657% 3/22/25 (b)(c)(d)	11,324,000	11,337,604
0.8% 8/12/24 (b)	6,300,000	5,951,058
PNC Financial Services Group, Inc. 3.5% 1/23/24	7,500,000	7,395,924
Rabobank Nederland 2.625% 7/22/24 (b)	11,000,000	10,645,662
Rabobank Nederland New York Branch:
0.375% 1/12/24	25,959,000	25,146,337
3.875% 8/22/24	18,000,000	17,679,626
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.2726% 1/19/24 (c)(d)	5,000,000	4,990,915
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2853% 10/7/24 (c)(d)	2,000,000	1,989,331
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.3703% 7/29/24 (c)(d)	3,000,000	2,991,092
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (c)(d)	15,700,000	15,699,195
0.425% 1/19/24	8,000,000	7,743,766
2.55% 7/16/24	10,000,000	9,667,329
3.97% 7/26/24	20,733,000	20,384,113
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	17,200,000	16,715,987
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.0294% 1/21/26 (b)(c)(d)	18,000,000	17,846,460
2.625% 1/22/25 (b)	13,000,000	12,218,414
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	14,852,000	14,397,071
2.696% 7/16/24	20,300,000	19,631,760
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.3022% 9/16/24 (b)(c)(d)	2,000,000	1,989,518
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	5,000,000	4,981,255
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.8495% 4/4/25 (b)(c)(d)	11,081,000	11,063,270
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 5.0646% 6/2/23 (c)(d)	16,000,000	16,000,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.208% 3/4/24 (c)(d)	21,000,000	20,954,278
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.381% 9/28/23 (c)(d)	7,342,000	7,343,188
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.7746% 3/8/24 (c)(d)	15,914,000	15,945,360
2.35% 3/8/24	12,000,000	11,710,837
2.65% 6/12/24	10,000,000	9,707,000
3.25% 3/11/24	18,640,000	18,308,433
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1607% 1/17/24 (c)(d)	16,000,000	15,807,643
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2677% 6/9/25 (c)(d)	16,000,000	15,426,127
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.3071% 4/25/26 (c)(d)	13,951,000	14,053,765
2.406% 10/30/25 (c)	12,500,000	11,943,043
3.3% 9/9/24	15,900,000	15,500,545
3.75% 1/24/24	25,000,000	24,719,500
		1,354,043,864
Capital Markets - 6.1%
Bank of New York Mellon Corp. 0.35% 12/7/23	3,000,000	2,923,476
Bank of New York, New York 5.224% 11/21/25 (c)	8,260,000	8,240,681
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.4435% 8/9/23 (c)(d)	17,000,000	16,907,836
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.4114% 2/2/24 (c)(d)	16,147,000	15,829,018
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.3184% 2/21/25 (c)(d)	14,000,000	13,562,458
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.564% 11/8/23 (c)(d)	17,390,000	17,330,526
0.898% 5/28/24	5,000,000	4,741,057
0.962% 11/8/23	16,967,000	16,498,265
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.6832% 1/24/25 (c)(d)	19,500,000	19,433,712
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.2781% 3/15/24 (c)(d)	14,000,000	14,075,726
1.757% 1/24/25 (c)	8,000,000	7,773,805
3% 3/15/24	16,893,000	16,545,859
3.272% 9/29/25 (c)	12,200,000	11,797,689
3.625% 2/20/24	20,000,000	19,694,054
4% 3/3/24	19,000,000	18,751,202
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.5567% 11/10/23 (c)(d)	14,540,000	14,536,074
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.6296% 1/24/25 (c)(d)	17,500,000	17,418,487
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.1198% 4/17/25 (c)(d)	18,000,000	18,047,808
0.79% 5/30/25 (c)	22,950,000	21,751,455
0.791% 1/22/25 (c)	9,000,000	8,708,583
2.63% 2/18/26 (c)	14,000,000	13,306,576
3.7% 10/23/24	15,900,000	15,543,889
State Street Corp. 3.776% 12/3/24 (c)	5,000,000	4,955,402
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.1494% 6/1/23 (b)(c)(d)	16,000,000	16,000,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5135% 8/9/24 (b)(c)(d)	10,000,000	9,950,827
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.4255% 1/13/25 (b)(c)(d)	24,000,000	23,813,342
		368,137,807
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.6151% 9/29/23 (c)(d)	15,093,000	15,050,140
Ally Financial, Inc. 3.875% 5/21/24	5,000,000	4,838,870
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.7605% 5/3/24 (c)(d)	15,230,000	15,203,136
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 5.783% 3/4/25 (c)(d)	20,000,000	20,053,581
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.5604% 12/6/24 (c)(d)	22,000,000	21,512,011
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.4124% 5/9/25 (c)(d)	18,000,000	17,715,420
1.343% 12/6/24 (c)	12,000,000	11,634,828
3.3% 10/30/24	7,000,000	6,747,048
3.75% 4/24/24	12,634,000	12,395,166
3.9% 1/29/24	17,000,000	16,791,471
4.166% 5/9/25 (c)	6,100,000	5,937,426
John Deere Capital Corp. 3.35% 6/12/24	8,000,000	7,848,148
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.1591% 6/18/24 (c)(d)	2,000,000	1,997,711
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.2753% 1/11/24 (c)(d)	5,000,000	4,996,238
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.585% 12/29/23 (c)(d)	17,000,000	17,018,700
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.5357% 3/22/24 (c)(d)	16,000,000	16,011,992
		195,751,886
Financial Services - 1.4%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.6184% 8/19/24 (b)(c)(d)	2,000,000	1,966,221
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.759% 5/24/24 (b)(c)(d)	16,500,000	16,309,724
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.6586% 1/7/25 (b)(c)(d)	20,600,000	20,121,078
0.95% 1/8/24 (b)	7,649,000	7,376,535
1% 4/16/24 (b)	10,000,000	9,500,216
GA Global Funding Trust 1.25% 12/8/23 (b)	9,000,000	8,758,922
Jackson Financial, Inc. 1.125% 11/22/23	24,255,000	23,758,589
		87,791,285
Insurance - 1.6%
Equitable Financial Life Global Funding 0.5% 11/17/23 (b)	28,000,000	27,338,021
Lincoln National Corp. 4% 9/1/23	9,303,000	9,253,805
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	20,800,000	20,527,931
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.3102% 4/26/24 (b)(c)(d)	8,000,000	7,994,032
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.2571% 3/25/24 (b)(c)(d)	9,564,000	9,530,294
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3382% 4/12/24 (b)(c)(d)	7,300,000	7,257,761
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.911% 3/28/25 (b)(c)(d)	13,000,000	12,959,310
		94,861,154
TOTAL FINANCIALS		2,100,585,996
HEALTH CARE - 3.1%
Biotechnology - 0.5%
Amgen, Inc.:
3.625% 5/22/24	15,500,000	15,209,390
5.25% 3/2/25	16,415,000	16,460,666
		31,670,056
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3.363% 6/6/24	11,000,000	10,767,978
Health Care Providers & Services - 0.9%
Cigna Group 0.613% 3/15/24	24,758,000	23,841,298
Humana, Inc. 0.65% 8/3/23	30,523,000	30,309,076
		54,150,374
Life Sciences Tools & Services - 0.3%
Revvity, Inc. 0.55% 9/15/23	12,400,000	12,208,521
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4934% 10/18/24 (c)(d)	8,554,000	8,562,733
		20,771,254
Pharmaceuticals - 1.2%
AstraZeneca PLC 3.5% 8/17/23	5,000,000	4,978,615
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	20,000,000	19,788,933
Bristol-Myers Squibb Co. 0.537% 11/13/23	13,252,000	12,969,471
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.2012% 9/11/23 (b)(c)(d)	22,250,000	22,258,177
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	12,026,000	11,919,042
		71,914,238
TOTAL HEALTH CARE		189,273,900
INDUSTRIALS - 1.8%
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,240,017
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.3041% 3/11/24 (b)(c)(d)	17,000,000	17,025,866
Machinery - 1.2%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.240% 5.3043% 5/17/24 (c)(d)	4,000,000	3,992,535
0.95% 1/10/24	7,000,000	6,816,379
3.65% 12/7/23	2,000,000	1,985,831
3.75% 11/24/23	2,000,000	1,983,917
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.3489% 6/14/23 (b)(c)(d)	15,000,000	15,000,250
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.6437% 12/13/24 (b)(c)(d)	2,000,000	1,997,926
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.9412% 4/5/24 (b)(c)(d)	11,000,000	11,001,649
1.125% 12/14/23 (b)	25,282,000	24,665,957
5.2% 1/17/25 (b)	5,340,000	5,322,063
		72,766,507
Trading Companies & Distributors - 0.1%
Air Lease Corp. 4.25% 2/1/24	5,000,000	4,939,874
TOTAL INDUSTRIALS		106,972,264
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 4% 7/15/24	9,000,000	8,859,206
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (c)(d)	5,416,000	5,374,079
Microchip Technology, Inc. 0.972% 2/15/24	5,000,000	4,828,146
		10,202,225
Software - 0.2%
VMware, Inc. 0.6% 8/15/23	12,018,000	11,894,940
TOTAL INFORMATION TECHNOLOGY		30,956,371
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese U.S. Holdings LLC:
3.5% 5/8/24	4,000,000	3,909,204
5.9% 7/5/24	12,000,000	11,986,088
Nutrien Ltd. 5.9% 11/7/24	5,356,000	5,388,427
The Mosaic Co. 4.25% 11/15/23	2,000,000	1,986,438
		23,270,157
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Federal Realty Investment Trust 3.95% 1/15/24	20,000,000	19,780,786
Ventas Realty LP 3.75% 5/1/24	15,600,000	15,254,583
		35,035,369
UTILITIES - 2.2%
Electric Utilities - 1.6%
Alabama Power Co. 3.55% 12/1/23	12,000,000	11,857,531
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (c)(d)	7,302,000	7,301,529
3.75% 4/15/24	6,000,000	5,904,169
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.3098% 8/15/23 (c)(d)	10,000,000	9,992,319
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.231% 6/28/24 (c)(d)	15,012,000	14,894,029
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4405% 11/3/23 (c)(d)	17,000,000	16,993,156
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.7683% 4/1/24 (c)(d)	12,000,000	11,964,310
Southern Co. 0.6% 2/26/24	10,000,000	9,625,482
Tampa Electric Co. 3.875% 7/12/24	11,110,000	10,932,631
		99,465,156
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (c)(d)	14,429,000	14,389,433
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.3963% 9/15/23 (c)(d)	5,803,000	5,801,210
DTE Energy Co. 2.529% 10/1/24	6,200,000	5,958,429
Public Service Enterprise Group, Inc. 2.875% 6/15/24	2,000,000	1,941,519
WEC Energy Group, Inc. 0.8% 3/15/24	9,300,000	8,958,871
		37,049,462
TOTAL UTILITIES		136,514,618
TOTAL NONCONVERTIBLE BONDS (Cost $3,169,010,105)		3,154,419,990

U.S. Treasury Obligations - 11.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.69% to 4.72% 1/25/24	134,000,000	129,773,203
U.S. Treasury Notes:
3% 6/30/24	358,450,000	350,342,860
4.125% 1/31/25	211,000,000	209,203,204
TOTAL U.S. TREASURY OBLIGATIONS (Cost $695,540,652)		689,319,267

Asset-Backed Securities - 14.5%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 6.3327% 7/22/32 (b)(c)(d)	10,424,000	10,251,389
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	10,292,000	10,150,104
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.1563% 1/17/32 (b)(c)(d)	12,657,000	12,448,349
Ally Auto Receivables Trust Series 2022-2 Class A2, 4.62% 10/15/25	11,497,919	11,440,253
American Express Credit Account Master Trust Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 5.4874% 4/15/26 (c)(d)	2,500,000	2,500,750
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 6.3227% 4/22/31 (b)(c)(d)	8,970,000	8,834,517
BMW Vechicle Lease Trust 2023-1 Series 2023-1:
Class A2, 5.27% 2/25/25	8,956,000	8,921,419
Class A3, 5.16% 11/25/25	7,283,000	7,255,932
BMW Vehicle Lease Trust Series 2022-1 Class A3, 1.1% 3/25/25	5,130,817	5,025,093
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	1,414,516	1,392,921
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	22,670,000	22,557,822
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	3,590,814	3,501,751
Series 2021-3 Class A3, 0.55% 6/15/26	18,617,675	17,817,538
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 5/15/25 (c)(d)	3,078,817	3,078,413
Series 2022-3 Class A2A, 3.81% 9/15/25	7,334,901	7,263,977
Carmax Auto Owner Trust:
Series 2022-4 Class A2A, 5.34% 12/15/25	6,850,537	6,824,334
Series 2023 2 Class A2A, 5.5% 6/15/26	18,000,000	17,925,275
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	7,789,000	7,749,252
Carvana Auto Receivables Trust Series 2021-P3 Class A2, 0.38% 1/10/25	150,046	149,818
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	2,864,000	2,810,097
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	10,797,000	10,618,698
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/30 (b)(c)(d)	9,057,515	8,953,272
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	2,693,009	2,577,790
Chesapeake Funding II LLC:
Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 5.3374% 4/15/33 (b)(c)(d)	3,898,661	3,885,958
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	12,473,970	12,429,241
CNH Equipment Trust Series 2021-C Class A2, 0.33% 1/15/25	1,692,233	1,683,289
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	8,797,000	8,755,457
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,607,013	1,589,979
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	13,524,605	13,341,359
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	10,746,000	10,656,486
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	718,087	714,366
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	12,964,000	12,947,358
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	1,214,718	1,211,408
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 5.4344% 12/11/34 (b)(c)(d)	3,708,636	3,698,381
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	9,297,000	9,154,170
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	3,556,062	3,494,617
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	993,283	969,507
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	4,608,761	4,423,333
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,749,000	1,715,410
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	9,755,000	9,725,778
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 10/15/24 (c)(d)	3,178,025	3,178,351
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	1,733,000	1,706,277
Series 2022-C Class A2A, 4.52% 4/15/25	6,243,968	6,212,841
Series 2022-D, Class A2A, 5.37% 8/15/25	21,018,113	20,954,550
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	5,980,000	5,952,188
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.4723% 2/15/25 (c)(d)	5,396,152	5,396,621
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,635,000	1,631,667
GM Financial Automobile Leasing Trust:
Series 2022-2:
Class A2, 2.93% 10/21/24	4,729,116	4,685,172
Class A3, 3.42% 6/20/25	16,197,000	15,877,474
Series 2022-3 Class A2A, 4.01% 10/21/24	9,398,480	9,334,870
Series 2023-1 Class A3, 5.16% 4/20/26	10,061,000	10,036,793
Series 2023-A Class A2A, 5.27% 6/20/25	13,028,000	12,974,891
GM Financial Consumer Automobile Re Series 2023 2 Class A2A, 5.1% 5/18/26	13,541,000	13,477,229
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	5,925,000	5,900,791
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	4,601,452	4,550,342
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class A3, 0.38% 8/18/25	2,595,022	2,539,249
Series 2022-3 Class A2A, 3.5% 9/16/25	12,406,489	12,270,186
Series 2022-4 Class A2A, 4.6% 11/17/25	6,675,510	6,636,043
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,895,000	7,747,151
Honda Auto Receivables:
Series 2023-1 Class A2, 5.22% 10/21/25	17,000,000	16,929,125
Series 2023-2 Class A2, 5.41% 4/15/26	18,635,000	18,666,484
HPEFS Equipment Trust:
Series 2022-1A Class A2, 1.02% 5/21/29 (b)	4,411,517	4,376,756
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	6,948,835	6,924,630
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	3,851,000	3,849,888
Hyundai Auto Lease Securitization Series 2022-C Class A2A, 4.34% 1/15/25 (b)	5,216,833	5,175,725
Hyundai Auto Lease Securitization Trust:
Series 2022-A Class A2, 0.81% 4/15/24 (b)	3,033,458	3,021,247
Series 2023-A Class A2A, 5.2% 4/15/25 (b)	9,593,000	9,550,609
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	2,953,169	2,889,560
Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.5023% 2/18/25 (c)(d)	552,923	553,089
Series 2022-B Class A2A, 3.64% 5/15/25	8,806,214	8,718,836
Series 2022-C, Class A2A, 5.35% 11/17/25	13,661,000	13,612,314
Series 2023 A Class A2A, 5.19% 12/15/25	16,394,000	16,327,003
John Deere Owner Trust:
Series 2021-A Class A3, 0.36% 9/15/25	9,076,268	8,782,797
3.73% 6/16/25	11,981,955	11,865,433
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 0% 7/20/35 (b)(c)(d)(e)	19,000,000	18,990,139
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 6.2727% 1/22/31 (b)(c)(d)	7,538,000	7,433,667
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	244,521	243,764
Series 2022-1A Class A, 1.36% 4/15/32 (b)	1,355,053	1,343,548
Series 2022-2A Class A, 4.25% 8/15/32 (b)	4,232,179	4,193,403
Mercedes-Benz Auto Lease Trust Series 2021-B Class A3, 0.4% 11/15/24	1,946,561	1,911,048
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	16,172,127	16,127,920
Series 2023-1 Class A2, 5.09% 1/15/26	7,149,000	7,117,999
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	5,832,000	5,803,536
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/32 (b)(c)(d)	11,000,000	10,774,610
Nissan Auto Receivables Series 2022-B Class A2, 4.5% 8/15/25	11,682,171	11,591,816
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 6.1791% 5/20/29 (b)(c)(d)	5,783,037	5,723,744
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.0363% 4/15/30 (b)(c)(d)	9,574,141	9,436,589
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	1,815,424	1,793,210
Santander Drive Auto Receivables Trust:
Series 2022-5 Class A2, 3.98% 1/15/25	2,510,561	2,506,538
Series 2022-6 Class A2, 4.37% 5/15/25	4,803,491	4,792,431
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	3,339,932	3,319,125
Series 2022-A Class A2, 0.97% 3/20/25 (b)	4,499,714	4,433,581
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	5,441,022	5,430,651
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	7,764,000	7,608,394
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 6.2803% 1/15/34 (b)(c)(d)	10,983,000	10,820,342
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 6.2904% 11/18/30 (b)(c)(d)	8,652,308	8,572,724
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 6.1903% 7/15/30 (b)(c)(d)	11,379,162	11,236,912
Tesla Auto Lease Trust Series 2021-B Class A2, 0.36% 9/22/25 (b)	3,951,338	3,913,306
Toyota Auto Loan Extended Note Trust Series 2019-1A Class A, 2.56% 11/25/31 (b)	22,650,000	21,979,415
Toyota Auto Receivables:
Series 2021-D Class A3, 0.71% 4/15/26	3,220,000	3,078,467
Series 2022-D Class A2A, 5.27% 1/15/26	14,902,000	14,851,534
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.3623% 1/15/25 (c)(d)	2,402,827	2,401,959
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A2A, 3.83% 8/15/25	3,384,438	3,349,627
Series 2023-A Class A2, 5.05% 1/15/26	11,805,000	11,751,039
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	241,160	239,919
Series 2021-3 Class A, 0.83% 7/20/31 (b)	981,550	969,522
Series 2021-4 Class A, 0.84% 9/20/31 (b)	2,164,637	2,118,076
Series 2021-5 Class A, 1.31% 11/20/31 (b)	3,417,556	3,332,545
Verizon Master Trust Series 2022-1 Class A, 1.04% 1/20/27	17,500,000	17,395,646
Volkswagen Auto Loan Enhanced Trust Series 2021-1 Class A2, 0.49% 10/21/24	1,027,071	1,024,003
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 6.2103% 4/17/30 (b)(c)(d)	8,916,588	8,800,994
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 5.4284% 8/20/29 (b)(c)(d)	3,295,492	3,268,817
WOART 2023-A Series 2023-A Class A2A, 5.18% 7/15/26	22,000,000	21,904,938
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	17,000,000	16,221,815
Series 2022-D, Class A2A, 5.51% 3/16/26	9,702,491	9,682,270
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	3,155,000	3,153,913
TOTAL ASSET-BACKED SECURITIES (Cost $889,591,537)		883,394,539

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,718,763	1,619,109
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	949,927	915,456
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,636,524	1,544,098
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,259,631	2,114,186
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,423,359	1,380,539
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	7,111,130	6,951,578
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	7,551,379	7,116,665
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,047,843	1,977,852
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,600,478	2,484,845
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3281% 1/21/70 (b)(c)(d)	16,110,000	16,041,081

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,313,487)		42,145,409

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	2,702,000	2,624,437
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	8,693,444	8,444,626
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.958% 11/15/38 (b)(c)(d)	4,756,000	4,608,427
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(d)	4,422,000	4,263,224
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	2,296,000	2,294,559
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	7,982,296	7,927,214
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	6,595,000	6,359,359
Freddie Mac sequential payer Series 2017 K726 Class A2, 2.905% 4/25/24	9,362,934	9,159,011
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(c)(d)	7,914,000	7,747,092
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	3,836,532	3,737,686
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.807% 7/15/38 (b)(c)(d)	2,275,000	2,202,072
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	4,580,000	4,424,968
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,872,338)		63,792,675

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Citibank NA 3.65% 1/23/24	20,031,000	19,790,944
Svenska Handelsbanken AB 3.9% 11/20/23	2,000,000	1,982,209
TOTAL BANK NOTES (Cost $21,847,490)		21,773,153

Certificates of Deposit - 6.2%
	Principal Amount (a)	Value ($)
Bank of America NA 5.12% 8/31/23	14,000,000	13,982,528
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.81% 8/1/23 (c)(d)	15,000,000	15,013,587
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 6/8/23 (c)(d)	18,800,000	18,802,128
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.87% 8/11/23 (c)(d)	15,000,000	15,000,042
5.4% 11/6/23	22,000,000	21,963,770
5.56% 11/27/23	22,700,000	22,672,889
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 4/1/24 (c)(d)	20,000,000	20,022,178
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.82% 8/22/23 (c)(d)	15,000,000	15,025,154
5.6% 12/1/23	25,000,000	24,990,045
Lloyds Bank Corporate Markets PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.87% 7/3/23 (c)(d)	20,000,000	20,011,478
Mizuho Corporate Bank Ltd. yankee 5.55% 8/30/23	25,000,000	25,000,508
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.64% 8/31/23 (c)(d)	15,000,000	15,011,579
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 7/7/23 (c)(d)	18,800,000	18,808,409
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 5/1/24 (c)(d)	24,700,000	24,691,696
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 7/11/23 (c)(d)	17,700,000	17,709,639
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.86% 8/1/23 (c)(d)	15,000,000	15,014,795
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 3/28/24 (c)(d)	20,000,000	20,014,184
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.79% 8/3/23 (c)(d)	8,750,000	8,758,280
Toronto-Dominion Bank yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.73% 3/25/24 (c)(d)	21,000,000	21,011,143
5.6% 11/27/23	25,000,000	24,989,525
TOTAL CERTIFICATES OF DEPOSIT (Cost $378,450,000)		378,493,557

Commercial Paper - 5.2%
	Principal Amount (a)	Value ($)
AT&T, Inc.:
5.42% 12/19/23	19,000,000	18,378,457
5.7% 1/23/24	5,000,000	4,805,627
5.7% 1/23/24	25,000,000	24,028,136
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.74% 7/11/23 (c)(d)	17,700,000	17,699,552
yankee 5.76% 4/4/24 (c)(d)	30,000,000	30,023,100
BPCE SA yankee 5.15% 12/7/23	25,000,000	24,268,633
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 9/22/23 (c)(d)	20,000,000	20,000,000
HSBC U.S.A., Inc. yankee:
5.35% 11/1/23	22,750,000	22,208,611
5.505% 2/2/24	24,700,000	23,745,886
NatWest Markets PLC yankee:
5.28% 11/7/23	22,700,000	22,131,996
5.34% 2/9/24	25,000,000	23,991,760
Philip Morris International, Inc. 5% 10/24/23	17,000,000	16,628,045
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.72% 7/7/23 (c)(d)	19,800,000	19,799,515
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.81% 7/27/23 (c)(d)	15,000,000	15,012,425
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.75% 8/29/23 (c)(d)	15,000,000	15,017,823
The Toronto-Dominion Bank yankee 4.97% 10/27/23	17,000,000	16,613,928
TOTAL COMMERCIAL PAPER (Cost $314,674,379)		314,353,494

Money Market Funds - 9.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $600,031,605)	599,911,623	600,031,605

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $6,177,331,593)	6,147,723,689
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(70,784,580)
NET ASSETS - 100.0%	6,076,939,109

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,103,212,324 or 18.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	242,746,450	3,852,151,254	3,494,866,099	11,867,374	-	-	600,031,605	1.5%
Fidelity Securities Lending Cash Central Fund 5.14%	-	253,319,588	253,319,588	56,779	-	-	-	0.0%
Total	242,746,450	4,105,470,842	3,748,185,687	11,924,153	-	-	600,031,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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